Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Argentic Real Estate Investment LLC (the “Company”)

40 West 57th Street, 29th Floor

New York, New York 10019

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Wells Fargo Securities, LLC, Goldman Sachs & Co. LLC, Morgan Stanley & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to AREIT 2018-CRE2 Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-CRE2 (the “Transaction”). The Company is responsible for the accuracy of the information contained in the Final Data File (the “Responsible Party”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the 22 loans secured by 24 mortgaged real properties (each comprised of a single parcel or two or more contiguous or non-contiguous parcels, collectively referred to as a “mortgaged real property”), herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to November 6, 2018.
•	The phrase “LIBOR Assumption” refers to 2.000%
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date:
i.	AREIT 2018-CRE2 - Accounting Tape Final.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us, in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “Calculation,” as used hereinafter, refers to a computation using the Specified Attributes included in the Final Data File.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document and/or the signed portfolio appraisal addendum letter.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Phase I Environmental Report” refers to a signed phase I environmental document.
•	The phrase “Phase II Environmental Report” refers to a signed phase II environmental document (if applicable).
•	The phrase “Loan Agreement” refers to a signed loan agreement and/or any schedules and exhibits thereto.
•	The phrase “Guaranty Agreement”, “Completion Guaranty”, “Carry Obligations Guaranty”, “Partial Payment Guaranty”, “Shortfall Guaranty” refer to signed guaranty documents (if applicable).
•	The phrase “Promissory Note” refers to a signed promissory note document.
•	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap agreement.
•	The phrase “Mezzanine Loan Documents” refers to the signed mezzanine loan documents and/or any schedules and exhibits thereto (if applicable).
•	The phrase “Subordinate Loan Documents” refers to the signed subordinate loan documents and/or any schedules and exhibits thereto (if applicable).
•	The phrase “Senior Loan Documents” refers to the signed senior loan documents and/or any schedules and exhibits thereto (if applicable).
•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.
•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Assumption Agreement” refers to an assumption agreement indicating whether a mortgage loan is an assumed loan.
•	The phrase “Insurance Certificate” refers to the property insurance certificate.
•	The phrase “Management Agreement” refers to the management agreement file.
•	The phrase “Ground Lease” refers to the signed ground lease, and any amendments.
•	The phrase “Title Policy” refers to a signed title policy indicating the ownership interest in a property.
•	The phrase “Opinion of Counsel Loan Agreement” refers to the signed non-consolidation opinion document.
•	The phrase “Servicer Report” refers to a schedule provided by the Company.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•	The phrase “Fee Schedule” refers to a schedule provided by the Company.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

1)	From September 7, 2018 through October 17, 2018, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File, and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 17, 2018

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

AREIT 2018-CRE2 Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-CRE2

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B - Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
1	Loan Type	Loan Agreement Promissory Note	The loan type, as stated in the Loan Agreement or Promissory Note.	None
2	Property Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
3	Property City	Appraisal Report	The city, as stated in the Appraisal Report.	None
4	Property State	Appraisal Report	The state, as stated in the Appraisal Report.	None
5	Property Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
6	Property County	Appraisal Report	The county, as stated in the Appraisal Report.	None
7	Year Built	Appraisal Report Engineering Report	The year built, as stated in the Appraisal Report or Engineering Report.	None
8	Year Renovated	Appraisal Report Engineering Report	The year renovated, as stated in the Appraisal Report or Engineering Report.	None
9	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
10	Specific Property Type	Appraisal Report	The specific property type, as stated in the Appraisal Report.	None
11	No of Units	Underwritten Rent Roll	The number of units, as stated in the Underwritten Roll.	None
12	Unit of Measure	Underwritten Rent Roll	The unit of measure, as stated in the Underwritten Roll.	None
13	Occupancy %	Underwritten Rent Roll	The occupancy, as stated in the Underwritten Roll.	None
14	Occupancy Source Date	Underwritten Rent Roll	The date, as stated in the Underwritten Roll.	None
15	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement	The loan purpose, as stated in the Settlement Statement.	None
16	Assumed Loan (Y/N)	Assumption Agreement	"Yes", if an Assumption Agreement is included in the Loan File. "No", if an Assumption Agreement is not included in the Loan File.	None
17	Borrower Name	Loan Agreement	The borrower, as stated in the Loan Agreement.	None
18	Principals (Individuals)	Loan Agreement Guaranty Agreement	The principal(s), as stated in the Loan Agreement or Guaranty Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
19	Related Borrower (Y/N)	Calculation	Underlying assets with related borrowers are assigned a “Yes”, otherwise “No”.	None
20	Annual Debt Service Payment (IO)	Calculation	The Fully Funded Mortgage Loan Rate % multiplied by the Mortgage Loan Cut-off Date Balance ($), multiplied by the Interest Accrual Basis.	None
21	Annual Debt Service Payment (P&I)	Calculation	If the Amortization Type During Initial Term is "Interest Only", then the Annual Debt Service Payment (IO).

			If the Amortization Type During Initial Term is "Interest-only, Amortizing Balloon", then the sum of (i) principal for a 12-month period, calculated by recreating the respective loan's amortization schedule based upon the respective loan's Amortization Style, Amort Constant Number of Months, Amortization Rate, Amortization Constant Basis, and Amortization Rate Basis and (ii) interest for a 12-month period, calculated using the respective loan's recreated amortization schedule, Interest Accrual Basis and Fully Funded Mortgage Rate %.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
22	Annual Debt Service Payment (Cap)	Calculation	If the Amortization Type During the Initial Term is "Interest Only", then the Commitment Original Balance ($) multiplied by the Mortgage Rate Cap, multiplied by the Interest Accrual Basis.

			If the Amortization Type During the Initial Term is "Interest-only, Amortizing Balloon", then the sum of (i) principal for a 12-month period, calculated by recreating the respective loan's amortization schedule based upon the respective loan's Amortization Style, Amort Constant Number of Months, Amortization Rate, Amortization Constant Basis, and Amortization Rate Basis and (ii) interest for a 12-month period, calculated using the respective loan's recreated amortization schedule, Interest Accrual Basis and Mortgage Rate Cap.	None
23	Commitment Original Balance ($)	Loan Agreement	The commitment original balance, as stated in the Loan Agreement.	$1.00
24	Initial Funded Amount ($)	Loan Agreement	The initial funded amount, as stated in the Loan Agreement.	$1.00
25	Future Funding Trigger / Requirements	Loan Agreement	The future funding trigger requirements, as stated in the Loan Agreement.	None
26	Cut-off Date Future Funding Remaining Balance ($)	Calculation	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).	$1.00
27	Mortgage Loan Cut-off Date Balance ($)	Servicer Report	The mortgage loan cut-off date balance, as stated in the Servicer Report.	$1.00
28	Mortgage Loan % of Total Cut-off Date Balance	Calculation	The respective loan's Mortgage Loan Cut-off Date Balance ($) divided by the sum of the Mortgage Loan Cut-off Date Balance ($).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
29	Mortgage Loan Balloon Payment ($)	Calculation	If the Amortization Type During Initial Term is "Interest Only", then the Cut-off Date Future Funding Remaining Balance ($) plus the Mortgage Loan Cut-off Date Balance ($).

			If the Amortization Type During Initial Term is "Interest-only, Amortizing Balloon", then a calculation in which the respective loan's amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the respective loan's Initial Maturity Date based upon the respective loan's Amortization Style, Amort Constant Number of Months, Amortization Rate, Amortization Constant Basis, and Amortization Rate Basis.	$1.00
30	Mortgage Loan Cut-off Date Balance / Unit ($)	Calculation	The Mortgage Loan Cut-off Date Balance ($) divided by the No of Units.	None
31	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Calculation	The Commitment Original Balance ($) divided by the No of Units.	None
32	Mortgage Loan Balloon Payment / Unit ($)	Calculation	The Mortgage Loan Balloon Payment ($) divided by the No of Units.	None
33	Note Date	Promissory Note	The note date, as stated in the Promissory Note.	None
34	First Payment Date	Loan Agreement	The first payment date, as stated in the Loan Agreement.	None
35	Initial Maturity Date	Loan Agreement	The first payment date, as stated in the Loan Agreement.	None
36	Fully Extended Maturity Date	Loan Agreement	The first payment date, as stated in the Loan Agreement.	None
37	Initial Loan Term (Original)	Calculation	The number of payments between, and including, the First Payment Date and Initial Maturity Date.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
38	Cut-off Date Initial Loan Term (Remaining)	Calculation	The Initial Loan Term (Original) minus the Cut-off Date Seasoning.	None
39	Cut-off Date Seasoning	Calculation	The number of payments between, and including, the First Payment Date and the Cut-Off Date.	None
40	Fully Extended Loan Term (Original)	Calculation	The number of payments between, and including, the First Payment Date and the Fully Extended Maturity Date.	None
41	Fully Extended Loan Term (Remaining)	Calculation	The Fully Extended Loan Term (Original) minus the Cut-off Date Seasoning.	None
42	Extension Options	Loan Agreement	"Yes", if there are extension options, as stated in the Loan Agreement. Otherwise, "No".	None
43	Extension Options Description	Loan Agreement	If Extension Options is "Yes", then the extension option description, as stated in the Loan Agreement. Otherwise, "N/A".	None
44	1st Extension Option Description	Loan Agreement	If a first extension option exists, then the 1st extension option description, as stated in the Loan Agreement. Otherwise, "N/A".	None
45	2nd Extension Option Description	Loan Agreement	If a second extension option exists, then the 2nd extension option description, as stated in the Loan Agreement. Otherwise, "N/A".	None
46	3rd Extension Option Description	Loan Agreement	If a third extension option exists, then the 3rd extension option description, as stated in the Loan Agreement. Otherwise, "N/A".	None
47	4th Extension Option Description	Loan Agreement	If a fourth extension option exists, then the 4th extension option description, as stated in the Loan Agreement. Otherwise, "N/A".	None
48	5th Extension Option Description	Loan Agreement	If a fifth extension option exists, then the fifth extension option description, as stated in the Loan Agreement. Otherwise, "N/A".	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
49	First Extension Period (Months)	Loan Agreement	If a first extension option exists, then the number of months, as stated in the Loan Agreement. Otherwise, "N/A".	None
50	First Extension Fee %	Loan Agreement	If a first extension option exists, then the fee percent, as stated in the Loan Agreement. Otherwise, "N/A".	None
51	First Extension Fee ($)	Calculation	If a first extension option exists, then the First Extension Fee % multiplied by the Commitment Original Balance ($). Otherwise "N/A".	None
52	First Extension Floor	Calculation and Loan Agreement	If a first extension option exists, then the sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
53	First Extension Cap	Calculation and Loan Agreement	If a first extension option exists, then the sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
54	Second Extension Period (Months)	Loan Agreement	If a second extension option exists, then the number of months, as stated in the Loan Agreement.	None
55	Second Extension Fee %	Loan Agreement	If a second extension option exists, then the fee percent, as stated in the Loan Agreement. Otherwise, "N/A".	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
56	Second Extension Fee ($)	Calculation	If a second extension option exists, then the Second Extension Fee % multiplied by the Commitment Original Balance ($). Otherwise "N/A".	None
57	Second Extension Floor	Calculation and Loan Agreement	If a second extension option exists, then the sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
58	Second Extension Cap	Calculation and Loan Agreement	If a second extension option exists, then the sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
59	Third Extension Period (Months)	Loan Agreement	If a third extension option exists, then the number of months, as stated in the Loan Agreement.	None
60	Third Extension Fee %	Loan Agreement	If a third extension option exists, then the fee percent, as stated in the Loan Agreement. Otherwise, "N/A".	None
61	Third Extension Fee ($)	Calculation	If a third extension option exists, then the Third Extension Fee % multiplied by the Commitment Original Balance ($). Otherwise "N/A".	None
62	Third Extension Floor	Calculation and Loan Agreement	If a third extension option exists, then the sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
63	Third Extension Cap	Calculation and Loan Agreement	If a third extension option exists, then the sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
64	Fourth Extension Period (Months)	Loan Agreement	If a fourth extension option exists, then the number of months, as stated in the Loan Agreement.	None
65	Fourth Extension Fee %	Loan Agreement	If a fourth extension option exists, then the fee percent, as stated in the Loan Agreement. Otherwise, "N/A".	None
66	Fourth Extension Fee ($)	Calculation	If a fourth extension option exists, then the Fourth Extension Fee % multiplied by the Commitment Original Balance ($). Otherwise "N/A".	None
67	Fourth Extension Floor	Calculation and Loan Agreement	If a fourth extension option exists, then the sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
68	Fourth Extension Cap	Calculation and Loan Agreement	If a fourth extension option exists, then the sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
69	Fifth Extension Period (Months)	Loan Agreement	If a fifth extension option exists, then the number of months, as stated in the Loan Agreement.	None
70	Fifth Extension Fee %	Loan Agreement	If a fifth extension option exists, then the fee percent, as stated in the Loan Agreement. Otherwise, "N/A".	None
71	Fifth Extension Fee ($)	Calculation	If a fifth extension option exists, then the Fifth Extension Fee % multiplied by the Commitment Original Balance ($). Otherwise "N/A".	None
72	Fifth Extension Floor	Calculation and Loan Agreement	If a fifth extension option exists, then the sum of (i) the LIBOR Floor and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
73	Fifth Extension Cap	Calculation and Loan Agreement	If a fifth extension option exists, then the sum of (i) the LIBOR cap strike price required during extension, as stated in the Loan Agreement and (ii) (a) if an Interest Rate Change Trigger is in effect, then the spread as stated in the Interest Rate Change Amount or (b) the Fully Funded Mortgage Loan Margin %. Otherwise "N/A".	None
74	Exit Fee %	Loan Agreement	The exit fee, as stated in the Loan Agreement.	None
75	Exit Fee ($)	Calculation	The Commitment Original Balance ($)multiplied by the Exit Fee %.	None
76	Exit Fee Balance	Loan Agreement	The description of the balance to which the Exit Fee % applies, as stated in the Loan Agreement	None
77	Rate Type	Loan Agreement	The rate type, as stated in the Loan Agreement.	None
78	Index for Floating Rate	Loan Agreement	The rate index, as stated in the Loan Agreement.	None
79	Fully Funded Mortgage Loan Margin %	Loan Agreement	The margin, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
80	Rounding Factor	Loan Agreement	The rounding factor, as stated in the Loan Agreement.	None
81	Time of Rounding (Before Spread, After Spread)	Loan Agreement	The time of rounding, as stated in the Loan Agreement.	None
82	Rounding Direction	Loan Agreement	The rounding direction, as stated in the Loan Agreement.	None
83	Lookback Period	Loan Agreement	The lookback period, as stated in the Loan Agreement.	None
84	LIBOR Floor %	Loan Agreement	The LIBOR floor, as stated in the Loan Agreement.	None
85	Mortgage Rate Floor	Calculation	The LIBOR Floor % plus the Fully Funded Mortgage Loan Margin %.	None
86	LIBOR Cap Strike Price %	Interest Rate Cap Agreement	The LIBOR cap strike price, as stated in the Interest Rate Cap Agreement.	None
87	Mortgage Rate Cap	Calculation	The LIBOR Cap Strike Price % plus the Fully Funded Mortgage Loan Margin %.	None
88	LIBOR Cap Provider	Interest Rate Cap Agreement	The LIBOR cap provider, as stated in the Interest Rate Cap Agreement.	None
89	LIBOR Cap Provider Rating	Bloomberg	The LIBOR cap provider senior unsecured debt rating, as stated on Bloomberg.	None
90	LIBOR Cap Expiration	Interest Rate Cap Agreement	The LIBOR cap expiration date, as stated in the Interest Rate Cap Agreement.	None
91	Fully Funded Mortgage Loan Rate %	Calculation	The lesser of (i) the greater of (a) the Mortgage Rate Floor and (b) the LIBOR Assumption plus the Fully Funded Mortgage Loan Margin %, and (ii) the Mortgage Rate Cap.	None
92	B Note / Mezz Loan %	Subordinate Loan Documents Mezzanine Loan Documents	The interest rate, as stated in the Subordinate Loan Documents and/or Mezzanine Loan Documents.	None
93	Interest Accrual Basis	Loan Agreement	The interest accrual basis, as stated in the Loan Agreement.	None
94	Interest Rate Change	Loan Agreement	The frequency of the interest rate change, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
95	Interest Rate Change Amount	Loan Agreement	The interest rate change amount, as stated in the Loan Agreement. If no Interest Rate Change exists, "N/A".	None
96	Interest Rate Change Trigger	Loan Agreement	The interest rate change trigger, as stated in the Loan Agreement. If no Interest Rate Change exists, "N/A".	None
97	Grace Period Default (Days)	Loan Agreement	The number of grace period days prior to a default, as stated in the Loan Agreement.	None
98	Grace Period Late (Days)	Loan Agreement	The number of grace period days before a late fee, as stated in the Loan Agreement.	None
99	Grace Period Balloon (Days)	Loan Agreement	The number of grace period days following the payment due at maturity before a late fee, as stated in the Loan Agreement.	None
100	Original Prepayment Provision	Loan Agreement or Calculation	(i) The number of monthly payments during the yield maintenance or minimum interest period and (ii) the number of monthly payments during the open period.	None
101	Remaining Prepayment Provision	Calculation	The Original Prepayment Provision minus the Cut-off Date Seasoning.	None
102	Original Yield Maintenance or Minimum Interest Term	Loan Agreement or Calculation	The number of monthly payments during the yield maintenance or minimum interest period.	None
103	Rate for Prepayment Protection	Loan Agreement	The prepayment protection description, as stated in the Loan Agreement.	None
104	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	"Yes", if a partial release and/or partial prepayment is/are allowed, as stated in the Loan Agreement. Otherwise, "No".	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
105	Partial Release and/or Prepayment Description	Loan Agreement	If Partial Release and/or Partial Prepayment (Y/N) is "Yes", then the partial release and/or partial prepayment description, as stated in the Loan Agreement. Otherwise, "N/A".	None
106	IO Number of Months through Initial Term	Calculation or Loan Agreement	If Amortization Type During Initial Term is "Interest Only", then Initial Loan Term (Original).

			If Amortization Type During Initial Term is "Interest-only, Amortizing Balloon", then the IO number of months through initial term, as stated in the Loan Agreement.	None
107	IO Number of Months through Fully Extended Loan Term	Calculation or Loan Agreement	If Amortization Type During Extensions is "Interest Only", then the Fully Extended Loan Term (Original).

If Amortization Type During Extensions is "Interest-only, Amortizing Balloon", then the IO Number of Months through Initial Term plus the IO number of months during the extension period, as stated in the Loan Agreement.

			If Amortization Type During Extensions is "Amortizing Balloon", then Initial Loan Term (Original).	None
108	Amortization Style	Loan Agreement	The style of calculating amortization payments, as stated in the Loan Agreement.	None
109	Amort Constant Number of Months	Loan Agreement	The number of months over which amortizing payments will be calculated, as stated in the Loan Agreement.	None
110	Amortization Rate	Loan Agreement	The amortization rate, as stated in the Loan Agreement.	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
111	Amortization Rate Mechanics	Loan Agreement	The type of rate used for amortization principal calculation, as stated in the Loan Agreement.	None
112	Amortization Constant Basis	Loan Agreement	The day count convention used for calculating the amortization constant payment, as stated in the Loan Agreement.	None
113	Amortization Rate Basis	Loan Agreement	The day count convention used for the interest used to calculate the principal amortization payment, as stated in the Loan Agreement.	None
114	Amortization Type During Initial Term	Loan Agreement	The amortization type during the initial term, as stated in the Loan Agreement.	None
115	Amortization Type During Extensions	Loan Agreement	The amortization type during any extension options, as stated in the Loan Agreement.	None
116	Appraisal Valuation Date	Appraisal Report	The date referring to the As-Is Appraised Value, as stated in the Appraisal Report.	None
117	As-Is Appraised Value	Appraisal Report	The as-is property value, as stated in the Appraisal Report.	None
118	Stabilized Appraised Value	Appraisal Report or Calculation	The As-Stabilized property value, as stated in the Appraisal Report. If there is no As-Stabilized property value, then the As-Is Appraised Value.	None
119	Appraisal Anticipated Stabilization Date	Appraisal Report or Calculation	The date referring to the Stabilized Appraised Value, as stated in the Appraisal Report. If there is no as-stabilized property value, then the Appraisal Valuation Date.	None
120	USPAP Appraisal (Y/N)	Appraisal Report	"Yes", if the Appraisal Report was prepared according to USPAP. Otherwise, "No".	None
121	FIRREA Appraisal (Y/N)	Appraisal Report	"Yes", if the Appraisal Report was prepared according to FIRREA. Otherwise, "No".	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
122	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Calculation	The Mortgage Loan Cut-off Date Balance ($) divided by the As-Is Appraised Value.	None
123	Committed Mortgage Loan (Stabilized) LTV Ratio	Calculation	The Commitment Original Balance ($) divided by the Stabilized Appraised Value.	None
124	Maturity Date Stabilized LTV Ratio	Calculation	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.	None
125	Third Most Recent As Of Date	Underwriting File	The date of the third most recent cash flow, as stated in the Underwriting File. "NAP", if third most recent cash flows are not provided.	None
126	Third Most Recent Actual Revenues	Underwriting File	The revenues, as stated in the Third Most Recent As Of Date column in the Underwriting File. "NAP", if third most recent cash flows are not provided.	$1.00
127	Third Most Recent Actual Expenses	Underwriting File	The expenses, as stated in the Third Most Recent As Of Date column in the Underwriting File. "NAP", if third most recent cash flows are not provided.	$1.00
128	Third Most Recent Actual NOI	Underwriting File	The net operating income as stated in the Third Most Recent As Of Date column in the Underwriting File. "NAP", if third most recent cash flows are not provided.	$1.00
129	Third Most Recent Actual NCF	Underwriting File	The net cash flow, as stated in the Third Most Recent As Of Date column in the Underwriting File. "NAP", if third most recent cash flows are not provided.	$1.00
130	Second Most Recent As Of Date	Underwriting File	The date of the second most recent cash flow, as stated in the Underwriting File. "NAP", if second most recent cash flows are not provided.	None
131	Second Most Recent Actual Revenues	Underwriting File	The revenues, as stated in the Second Most Recent As Of Date column in the Underwriting File. "NAP", if second most recent cash flows are not provided.	$1.00

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
132	Second Most Recent Actual Expenses	Underwriting File	The expenses, as stated in the Second Most Recent As Of Date column in the Underwriting File. "NAP", if second most recent cash flows are not provided.	$1.00
133	Second Most Recent Actual NOI	Underwriting File	The net operating income as stated in the Second Most Recent As Of Date column in the Underwriting File. "NAP", if second most recent cash flows are not provided.	$1.00
134	Second Most Recent Actual NCF	Underwriting File	The net cash flow, as stated in the Second Most Recent As Of Date column in the Underwriting File. "NAP", if second most recent cash flows are not provided.	$1.00
135	Most Recent As Of Date	Underwriting File	The date of the most recent cash flow, as stated in the Underwriting File. "NAP", if most recent cash flows are not provided.	None
136	Most Recent Actual Revenues	Underwriting File	The revenues, as stated in the Most Recent As Of Date column in the Underwriting File. "NAP", if most recent cash flows are not provided.	$1.00
137	Most Recent Actual Expenses	Underwriting File	The expenses, as stated in the Most Recent As Of Date column in the Underwriting File. "NAP", if most recent cash flows are not provided.	$1.00
138	Most Recent Actual NOI	Underwriting File	The net operating income as stated in the Most Recent As Of Date column in the Underwriting File. "NAP", if most recent cash flows are not provided.	$1.00
139	Most Recent Actual NCF	Underwriting File	The net cash flow, as stated in the Most Recent As Of Date column in the Underwriting File. "NAP", if most recent cash flows are not provided.	$1.00
140	Mortgage Loan Most Recent NOI DSCR	Calculation	The Most Recent Actual NOI divided by the Annual Debt Service Payment (P&I). "NAP", if most recent cash flows are not provided.	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
141	Mortgage Loan Most Recent NCF DSCR	Calculation	The Most Recent Actual NCF divided by the Annual Debt Service Payment (P&I). "NAP", if most recent cash flows are not provided.	None
142	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Calculation	The Most Recent Actual NOI divided by the Mortgage Loan Cut-off Date Balance ($)."NAP", if most recent cash flows are not provided.	None
143	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Calculation	The Most Recent Actual NCF divided by the Mortgage Loan Cut-off Date Balance ($)."NAP", if most recent cash flows are not provided.	None
144	Underwritten Occupancy %	Underwriting File	The underwritten occupancy, as stated in the Underwriting File.	None
145	Underwritten Revenues	Underwriting File	The underwritten revenues, as stated in the Underwriting File.	$1.00
146	Underwritten Expenses	Underwriting File	The underwritten expenses, as stated in the Underwriting File.	$1.00
147	Underwritten NOI	Underwriting File	The underwritten net operating income, as stated in the Underwriting File.	$1.00
148	Underwritten Reserves	Underwriting File	The underwritten reserves, as stated in the Underwriting File.	$1.00
149	Underwritten NCF	Underwriting File	The underwritten net cash flow, as stated in the Underwriting File.	$1.00
150	Mortgage Loan Underwritten NOI DSCR	Calculation	The Underwritten NOI divided by the Annual Debt Service Payment (P&I). If the above calculation is less than 1.00x and a debt service reserve exists, then "1.00x".	None
151	Mortgage Loan Underwritten NCF DSCR	Calculation	The Underwritten NCF divided by the Annual Debt Service Payment (P&I). If the above calculation is less than 1.00x and a debt service reserve exists, then "1.00x".	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
152	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Calculation	The Underwritten NOI divided by the Mortgage Loan Cut-off Date Balance ($).	None
153	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Calculation	The Underwritten NCF divided by the Mortgage Loan Cut-off Date Balance ($).	None
154	Underwritten Stabilized Occupancy %	Underwriting File	The underwritten stabilized occupancy, as stated in the Underwriting File.	None
155	Underwritten Stabilized Revenues	Underwriting File	The underwritten stabilized revenues, as stated in the Underwriting File.	$1.00
156	Underwritten Stabilized Expenses	Underwriting File	The underwritten stabilized expenses, as stated in the Underwriting File.	$1.00
157	Underwritten Stabilized NOI	Underwriting File	The underwritten stabilized net operating income, as stated in the Underwriting File.	$1.00
158	Underwritten Stabilized Reserves	Underwriting File	The underwritten stabilized reserves, as stated in the Underwriting File.	$1.00
159	Underwritten Stabilized NCF	Underwriting File	The underwritten stabilized net cash flow, as stated in the Underwriting File.	$1.00
160	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Calculation	The Underwritten Stabilized NOI divided by the product of (i) the Annual Debt Service Payment (P&I) and (ii) the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($).	None
161	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Calculation	The Underwritten Stabilized NCF divided by the product of (i) the Annual Debt Service Payment (P&I) and (ii) the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($).	None
162	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Calculation	The Underwritten Stabilized NOI divided by the Commitment Original Balance ($).	None
163	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Calculation	The Underwritten Stabilized NCF divided by the Commitment Original Balance ($).	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
164	Appraisal As-Is NCF	Underwriting File or Calculation	The appraisal as-is NCF, as stated in the Underwriting File. If the appraisal as-is NCF is not provided, then the Appraisal Stabilized NCF.	None
165	Appraisal Stabilized Occupancy %	Underwriting File	The appraisal stabilized occupancy, as stated in the Underwriting File.	None
166	Appraisal Stabilized Revenues	Underwriting File	The appraisal stabilized revenues, as stated in the Underwriting File.	$1.00
167	Appraisal Stabilized Expenses	Underwriting File	The appraisal stabilized expenses, as stated in the Underwriting File.	$1.00
168	Appraisal Stabilized NOI	Underwriting File	The appraisal stabilized net operating income, as stated in the Underwriting File.	$1.00
169	Appraisal Stabilized Reserves	Underwriting File	The appraisal stabilized reserves, as stated in the Underwriting File.	$1.00
170	Appraisal Stabilized NCF	Underwriting File	The appraisal stabilized net cash flow, as stated in the Underwriting File.	$1.00
171	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Calculation	The Appraisal Stabilized NOI divided by the product of (i) the Annual Debt Service Payment (P&I) and (ii) the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($).	None
172	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Calculation	The Appraisal Stabilized NCF divided by the product of (i) the Annual Debt Service Payment (P&I) and (ii) the Commitment Original Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($).	None
173	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Calculation	The Appraisal Stabilized NOI divided by the Commitment Original Balance ($).	None
174	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Calculation	The Appraisal Stabilized NCF divided by the Commitment Original Balance ($).	None
175	Loan Cross Portfolio Name	Loan Agreement	If the loan is a crossed loan, then the loan cross portfolio name. Otherwise, "N/A".	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
176	Lien Position	Title Policy	The lien position, as stated in the Title Policy	None
177	Full Recourse (Y/N/Partial)	Guaranty Agreement Completion Guaranty Carry Obligations Guaranty Partial Payment Guaranty Shortfall Guaranty	"Yes", if full recourse, as stated in the Loan File. "Partial", if certain recourse conditions apply, as stated in the Loan File. Otherwise, "No".	None
178	Recourse Provisions	Guaranty Agreement Completion Guaranty Carry Obligations Guaranty Partial Payment Guaranty Shortfall Guaranty	Recourse provisions, as stated in the Loan File.	None
179	Recourse Carveout Guarantor	Guaranty Agreement	The guarantor, as stated in the Guaranty Agreement.	None
180	Title Vesting (Fee/Leasehold/Both)	Title Policy	The ownership interest, as stated in the Title Policy	None
181	Ground Lease Payment (Annual)	Ground Lease	If Title Vesting (Fee/Leasehold/Both) is "Leasehold" or "Both", then the ground lease payment, as stated in the Ground Lease. Otherwise, "N/A".	None
182	Ground Lease Initial Expiration Date	Ground Lease	If Title Vesting (Fee/Leasehold/Both) is "Leasehold" or "Both", then the ground lease initial expiration date, as stated in the Ground Lease. Otherwise, "N/A".	None
183	Ground Lease Extension (Y/N)	Ground Lease	"Yes", if Title Vesting (Fee/Leasehold/Both) is "Leasehold" or "Both" and there are ground lease extensions, as stated in the Ground Lease. "No" if Title Vesting (Fee/Leasehold/Both) is "Leasehold" or "Both" and there are no ground lease extensions, as stated in the Ground Lease. Otherwise, "N/A".	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
184	# of Ground Lease Extension Options	Ground Lease	If Ground Lease Extension (Y/N) is "Yes", then the number of ground lease extension options, as stated in the Ground Lease. Otherwise, "N/A".	None
185	Ground Lease Expiration Date with Extension	Ground Lease	If Ground Lease Extension (Y/N) is "Yes", then the ground lease expiration date, as stated in the Ground Lease. Otherwise, "N/A".	None
186	Type of Lockbox	Loan Agreement	The type of lockbox, as stated in the Loan Agreement.	None
187	Cash Management (Springing/In-place)	Loan Agreement	The type of cash management, as stated in the Loan Agreement.	None
188	Lockbox Trigger Event	Loan Agreement	If Cash Management (Springing/In-Place) is "Springing", then the lockbox triggers, as stated in the Loan Agreement. If Cash Management (Springing/In-Place) is "In-Place", then "N/A".	None
189	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report	The cut-off date engineering/deferred maintenance escrow, as stated in the Servicer Report.	None
190	Environmental Escrow (Cut-off Date)	Servicer Report	The cut-off date environmental escrow, as stated in the Servicer Report.	None
191	Tax Escrow (Cut-off Date)	Servicer Report Loan Agreement	The cut-off date tax escrow, as stated in the Servicer Report. If the value was not provided in the Servicer Report, then the upfront tax escrow, as stated in the Loan Agreement.	None
192	Tax Escrow (Monthly)	Loan Agreement	The monthly tax escrow, as stated in the Loan Agreement. If the monthly tax escrow is springing, then "Springing".	None
193	Springing Tax Escrow Description	Loan Agreement	If Tax Escrow (Monthly) is "Springing", then the springing tax escrow description.	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
194	Insurance Escrow (Cut-off Date)	Servicer Report Loan Agreement	The cut-off date insurance escrow, as stated in the Servicer Report. If the value was not provided in the Servicer Report, then the upfront insurance escrow, as stated in the Loan Agreement.	None
195	Insurance Escrow (Monthly)	Loan Agreement	The monthly insurance escrow, as stated in the Loan Agreement. If the monthly insurance escrow is springing, then "Springing".	None
196	Springing Insurance Escrow Description	Loan Agreement	If Insurance Escrow (Monthly) is "Springing", then the springing insurance escrow description.	None
197	Replacement Reserve (Cut-off Date)	Servicer Report Loan Agreement	The cut-off date replacement reserve, as stated in the Servicer Report. If the value was not provided in the Servicer Report, then the upfront replacement escrow, as stated in the Loan Agreement.	None
198	Replacement Reserve (Monthly)	Loan Agreement	The monthly replacement reserve, as stated in the Loan Agreement. If the monthly replacement reserve is springing, then "Springing".	None
199	Springing Replacement Reserve Description	Loan Agreement	If Replacement Reserve (Monthly) is "Springing", then the springing replacement reserve description.	None
200	TI/LC Reserve (Cut-off Date)	Servicer Report Loan Agreement	The cut-off date TI/LC escrow, as stated in the Servicer Report. If the value was not provided in the Servicer Report, then the upfront TI/LC escrow, as stated in the Loan Agreement.	None
201	Monthly TI/LC Reserve ($)	Loan Agreement	The monthly TI/LC reserve, as stated in the Loan Agreement. If the monthly TI/LC reserve is springing, then "Springing".	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
202	Springing TI/LC Reserve Description	Loan Agreement	If Monthly TI/LC Reserve is "Springing", then the springing TI/LC reserve description.	None
203	Cut-off Other Reserve 1 ($)	Servicer Report Loan Agreement	The cut-off date other reserve 1, as stated in the Servicer Report. If the value was not provided in the Servicer Report, then the upfront other reserve 1 escrow, as stated in the Loan Agreement.	None
204	Other Escrow 1 (Monthly)	Loan Agreement	The monthly other reserve 1, as stated in the Loan Agreement. If the monthly other reserve 1 is springing, then "Springing".	None
205	Other (Springing) Escrow Reserve 1 Description	Loan Agreement	If Other Escrow 1 is "Springing", then the springing other reserve 1 description.	None
206	Cut-off Other Reserve 2 ($)	Servicer Report Loan Agreement	The cut-off date other reserve 2, as stated in the Servicer Report. If the value was not provided in the Servicer Report, then the upfront other reserve 2 escrow, as stated in the Loan Agreement.	None
207	Other Escrow 2 (Monthly)	Loan Agreement	The monthly other reserve 2, as stated in the Loan Agreement. If the monthly other reserve 2 is springing, then "Springing".	None
208	Other (Springing) Escrow Reserve 2 Description	Loan Agreement	If Other Escrow 2 is "Springing", then the springing other reserve 2 description.	None
209	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.	None
210	Environmental Report Date (Phase I)	Phase I Environmental Report	The date of the phase I report, as stated in the Phase I Environmental Report.	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
211	Environmental Report Date (Phase II)	Phase II Environmental Report Phase I Environmental Report	The date of the phase II report, as stated in the Phase II Environmental Report. If a Phase II was not recommended, as stated in the Phase I Environmental Report, then "N/A".	None
212	Environmental Insurance (Y/N)	Insurance Certificate	"Yes", if there is environmental insurance coverage, as stated in the Insurance Certificate.	None
213	Seismic Report Date	Seismic Report	The date of the report, as stated in the Seismic Report.	None
214	Seismic PML %	Seismic Report	The PML percent, as stated in the Seismic Report. If a seismic report was not performed, then "N/A".	None
215	Seismic Insurance Obtained if PML >= 20% (Y/N)	Insurance Certificate	If the Seismic PML % is greater than or equal to 20% and there is seismic insurance coverage, as stated in the Insurance Certificate, then "Yes". If the Seismic PML % is greater than or equal to 20% and there is not seismic insurance coverage, as stated in the Insurance Certificate, then "No". Otherwise, "N/A".	None
216	Single-Tenant (Y/N)	Underwritten Rent Roll	"Yes", if there is only one tenant that leases the entire property. Otherwise, "No".	None
217	Property Manager	Management Agreement	The property manager, as stated in the Management Agreement.	None
218	TIC (Y/N)	Loan Agreement	"Yes", if there is tenancy in common, as stated in the Loan Agreement. Otherwise, "No".	None
219	Max Number of TICs	Loan Agreement	If TIC (Y/N) is "Yes", then the maximum allowed number of tenants in common, as stated in the Loan Agreement. Otherwise, "N/A".	None
220	Single Purpose Borrower (Y/N)	Loan Agreement	"Yes" if the borrower is a single purpose entity, as stated in the Loan Agreement. Otherwise, "No".	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
221	Independent Director (Y/N)	Loan Agreement	"Yes", along with the number of required independent directors, as stated in the Loan Agreement. Otherwise, "No".	None
222	Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel Loan Agreement	"Yes" if an opinion was obtained stating that consolidation is not required in bankruptcy, as stated in the Opinion of Counsel or Loan Agreement. Otherwise, "No".	None
223	DST (Y/N)	Loan Agreement	"Yes" if the borrower is a Delaware statutory trust, as stated in the Loan Agreement. Otherwise, "No".	None
224	IDOT (Y/N)	Loan Agreement	"Yes" if the borrower is an Indemnity Deed of Trust, as stated in the Loan Agreement. Otherwise, "No".	None
225	Largest Tenant Name	Underwritten Rent Roll	The name of the tenant leasing the largest rentable area, as stated in the Underwritten Rent Roll.	None
226	Largest Tenant SqFt	Underwritten Rent Roll	The square footage of the space leased by the tenant leasing the largest rentable area, as stated in the Rent Roll.	None
227	Largest Tenant Exp Date	Underwritten Rent Roll	The expiration date of the lease of the tenant leasing the largest rentable area, as stated in the Underwritten Rent Roll.	None
228	2nd Largest Tenant Name	Underwritten Rent Roll	The name of the tenant leasing the second largest rentable area, as stated in the Underwritten Rent Roll.	None
229	2nd Largest Tenant SqFt	Underwritten Rent Roll	The square footage of the space leased by the tenant leasing the second largest rentable area, as stated in the Underwritten Rent Roll.	None
230	2nd Largest Tenant Exp Date	Underwritten Rent Roll	The expiration date of the lease of the tenant leasing the second largest rentable area, as stated in the Underwritten Rent Roll.	None

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AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
231	3rd Largest Tenant Name	Underwritten Rent Roll	The name of the tenant leasing the third largest rentable area, as stated in the Underwritten Rent Roll.	None
232	3rd Largest Tenant SqFt	Underwritten Rent Roll	The square footage of the space leased by the tenant leasing the third largest rentable area, as stated in the Underwritten Rent Roll.	None
233	3rd Largest Tenant Exp Date	Underwritten Rent Roll	The expiration date of the lease of the tenant leasing the third largest rentable area, as stated in the Underwritten Rent Roll.	None
234	4th Largest Tenant Name	Underwritten Rent Roll	The name of the tenant leasing the fourth largest rentable area, as stated in the Underwritten Rent Roll.	None
235	4th Largest Tenant Sqft	Underwritten Rent Roll	The square footage of the space leased by the tenant leasing the fourth largest rentable area, as stated in the Underwritten Rent Roll.	None
236	4th Largest Tenant Exp Date	Underwritten Rent Roll	The expiration date of the lease of the tenant leasing the fourth largest rentable area, as stated in the Underwritten Rent Roll.	None
237	5th Largest Tenant Name	Underwritten Rent Roll	The name of the tenant leasing the fifth largest rentable area, as stated in the Underwritten Rent Roll.	None
238	5th Largest Tenant Sqft	Underwritten Rent Roll	The square footage of the space leased by the tenant leasing the fifth largest rentable area, as stated in the Underwritten Rent Roll.	None
239	5th Largest Tenant Exp Date	Underwritten Rent Roll	The expiration date of the lease of the tenant leasing the fifth largest rentable area, as stated in the Underwritten Rent Roll.	None
240	Senior Debt Amount	Senior Loan Documents	The senior debt amount, as stated in the Senior Loan Documents. "N/A", if there is no senior debt.	None
241	Senior Debt Holder	Senior Loan Documents	The name of the senior debt holder, as stated in the Senior Loan Documents. "N/A", if there is no senior debt.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	30

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
242	Senior Debt Rate	Senior Loan Documents	The senior debt rate, as stated in the Senior Loan Documents. "N/A", if there is no senior debt.	None
243	Floor	Senior Loan Documents	The senior debt rate floor, as stated in the Senior Loan Documents. "N/A", if there is no senior debt.	None
244	Maturity	Senior Loan Documents	The senior debt Maturity date as stated in the Senior Loan Documents. "N/A", if there is no senior debt.	None
245	Amort	Senior Loan Documents	The senior debt Amort type as stated in the Senior Loan Documents. "N/A", if there is no senior debt.	None
246	In-place Senior Debt Service	Senior Loan Documents	The In-place Senior Debt Service as stated in the Senior Loan Documents. "N/A", if there is no senior debt.	None
247	As Stabilized Senior Debt Service	Senior Loan Documents	The As Stabilized Senior Debt Service as stated in the Senior Loan Documents. "N/A", if there is no senior debt.	None
248	Cut-off Date Total Debt Balance	Calculation	The Mortgage Loan Cut-off Date Balance ($) plus the cut-off date senior debt balance, plus the Cut-off Date Subordinate Debt/Mezz Loan Bal ($).	None
249	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Mezzanine Loan Documents	The cut-off date subordinate and/or mezzanine debt balance.	None
250	Cut-off Date Total Debt As-Is LTV	Calculation	The Cut-off Date Total Debt Balance divided by the As-Is Appraised Value	None
251	Cut-off Date Total Debt Ann Debt Service ($)	Calculation	The Annual Debt Service Payment (P&I) plus the product of (i) the Cut-off Date Subordinate Debt Mezz/Loan Bal ($), (ii) the LIBOR Assumption plus the margin on the mezzanine loan, and (iii) the interest accrual basis on the mezzanine loan.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	31

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-CRE2
Loan File Review Procedures

Exhibits

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Level
252	Cut-off Date Total Debt UW NCF DSCR	Calculation	The Underwritten NCF divided by the Cut-off Date Total Debt Ann Debt Service ($).	None
253	Permitted Future Debt (Y/N)	Loan Agreement	"Yes", if future debt is permitted, as stated in the Loan Agreement. Otherwise, "No."	None
254	Type	Loan Agreement	If Permitted Future Debt (Y/N) is "Yes", the type of debt, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	32

AREIT 2018-CRE2 Trust, Commercial	EXHIBIT B
Mortgage Pass-Through Certificates, Series 2018-CRE2
Specified Attributes Provided by the Company (not subject to procedures)

Exhibits

Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Loan Number
2	Property Name
3	Comments
4	Closed
5	Administrative Fee Rate
6	Net Mortgage Rate

Below is a list of Specified Attributes relating to certain Underlying Assets in which we did not perform any procedures. The applicable Source Document for those Specified Attributes was not provided, and the corresponding value listed in the Final Data File was provided to us by the Company.

Loan Number	Specified Attribute	Value
5	Mortgage Loan Cut-off Date Balance ($)	$38,740,542

The Company informed us that mortgage loan number 14 was not closed as of October 17, 2018. Therefore, we were not provided with final Loan Agreement, Promissory Note, Settlement Statement, Title Policy, Guaranty, Assumption Agreement, Opinion of Counsel Loan Agreement, Senior Loan Documents (if applicable), Mezzanine Loan Documents (if applicable), Subordinate Loan Documents (if applicable), Insurance Certificate, Management Agreement, Interest Rate Cap Agreement, Phase II Environmental Report (if applicable), Ground Lease (if applicable), Appraisal, Seismic Report, Servicer Report, and Fee Schedule. The Company informed us that for purposes of re-calculating and comparing any Calculation, to utilize the Specified Attributes in the Final Data File provided by the Company. We did not perform any procedures on any of the Specified Attributes which are not a calculation and that would have utilized such Source Document.

The Company informed us that mortgage loan number 20 was not closed as of October 17, 2018. Therefore, we were not provided with final Loan Agreement, Promissory Note, Settlement Statement, Title Policy, Guaranty, Assumption Agreement, Opinion of Counsel Loan Agreement, Senior Loan Documents (if applicable), Mezzanine Loan Documents (if applicable), Subordinate Loan Documents (if applicable), Insurance Certificate, Management Agreement, Interest Rate Cap Agreement, Appraisal Report, Phase I Environmental Report, Phase II Environmental Report (if applicable), Engineering Report, Ground Lease (if applicable) Seismic Report, Servicer Report, and Fee Schedule. The Company informed us that for purposes of re-calculating and comparing any Calculation, to utilize the Specified Attributes in the Final Data File provided by the Company. We did not perform any procedures on any of the Specified Attributes which are not a calculation and that would have utilized such Source Document

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	33